UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-CSRS

_______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

_______________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Opportunities Fund

Institutional Class - CIOIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$46	0.90%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$406,408	243	$1,623	33%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

United Kingdom 18.7%
France 13.5%
Taiwan 8.7%
China 8.4%
Germany 7.8%
Japan 7.8%
South Korea 6.4%
India 4.1%
Netherlands 3.8%
United States 2.3%
Italy 2.2%
Switzerland 1.6%
Short-Term Investment 1.4%
Other Countries 12.0%

Table Summary
Value	Value
Other Countries	12.0%
Short-Term Investment	1.4%
Switzerland	1.6%
Italy	2.2%
United States	2.3%
Netherlands	3.8%
India	4.1%
South Korea	6.4%
Japan	7.8%
Germany	7.8%
China	8.4%
Taiwan	8.7%
France	13.5%
United Kingdom	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Kering S.A.	3.3%
Alstom S.A.	2.6%
Renesas Electronics Corp.	2.4%
Samsung Electronics Co. Ltd.	2.0%
AstraZeneca PLC	1.9%
Barclays PLC	1.9%
RELX PLC (EUR)	1.7%
SAP SE	1.7%
BNP Paribas SA	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIOIX-SAR-2026

Causeway Capital Management Trust

Causeway International Opportunities Fund

Investor Class - CIOVX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$59	1.15%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$406,408	243	$1,623	33%

What did the Fund invest in?

 Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	12.0%
Short-Term Investment	1.4%
Switzerland	1.6%
Italy	2.2%
United States	2.3%
Netherlands	3.8%
India	4.1%
South Korea	6.4%
Japan	7.8%
Germany	7.8%
China	8.4%
Taiwan	8.7%
France	13.5%
United Kingdom	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Kering S.A.	3.3%
Alstom S.A.	2.6%
Renesas Electronics Corp.	2.4%
Samsung Electronics Co. Ltd.	2.0%
AstraZeneca PLC	1.9%
Barclays PLC	1.9%
RELX PLC (EUR)	1.7%
SAP SE	1.7%
BNP Paribas SA	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-opportunities-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIOVX-SAR-2026

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Other Information (Form N-CSRS Items 8-11) (Unaudited)	34

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.4%
Consumer Staples — 0.8%
Anheuser-Busch InBev S.A.	50,575	$3,499

Materials — 0.6%
Syensqo S.A.	40,198	2,343

		5,842
Brazil — 1.2%
Consumer Discretionary — 0.4%
Cogna Educacao S.A.	599,940	368
Construtora Tenda S	3,900	24
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	67,500	357
Vibra Energia S.A.	110,000	669
		1,418
Consumer Staples — 0.2%
JBS NV [1]	45,374	812

Energy — 0.1%
Petroleo Brasileiro SA, Class A ADR	29,717	557

Financials — 0.2%
Pagseguro Digital Ltd., Class A	66,420	666

Health Care — 0.1%
Fleury SA	104,600	323

Industrials — 0.1%
Movida Participacoes S.A.	150,400	377

Materials — 0.1%
Gerdau S.A. ADR	104,595	378

The accompanying notes are an integral part of the financial statements.

2	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Brazil — (continued)
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	18,100	$201

		4,732

Canada — 0.9%
Industrials — 0.9%
Canadian Pacific Kansas City Ltd.	47,728	3,756

Chile — 0.1%
Industrials — 0.1%
Latam Airlines Group S.A.	16,356,303	403

China — 8.4%
Communication Services — 2.0%
G-bits Network Technology Xiamen Co. Ltd., Class A	10,300	547
Giant Network Group Co. Ltd., Class A	86,700	399
JOYY Inc. ADR	5,337	312
Kuaishou Technology, Class B	16,800	99
Tencent Holdings Ltd.	100,800	6,358
Weibo Corp. ADR	32,792	287
		8,002

Consumer Discretionary — 0.9%
Alibaba Group Holding Ltd. ADR	16,531	2,074
Geely Automobile Holdings Ltd.	139,000	376
Li Ning Co. Ltd.	72,500	200
PDD Holdings Inc. ADR [1]	5,404	552
TAL Education Group ADR [1]	58,766	668
		3,870

Consumer Staples — 0.1%
Guangdong Haid Group Co. Ltd., Class A	29,998	216

Energy — 0.3%
PetroChina Co. Ltd., Class H	744,000	1,021

Financials — 2.4%
China Construction Bank Corp., Class H	3,503,741	3,781

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	3

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Financials (continued)
China Galaxy Securities Co. Ltd., Class H	606,000	$618
China International Capital Corp. Ltd., Class H	102,000	226
China Life Insurance Co. Ltd., Class H	368,000	1,174
China Pacific Insurance Group Co. Ltd., Class H	208,000	852
New China Life Insurance Co. Ltd., Class H	131,300	781
People's Insurance Company Group of China Ltd., Class H	929,000	647
PICC Property & Casualty Co. Ltd., Class H	170,000	313
Ping An Insurance Group Co. of China Ltd., Class H	210,000	1,615
		10,007

Health Care — 0.5%
China Resources Pharmaceutical Group Ltd.	239,000	177
Jointown Pharmaceutical Group Co. Ltd., Class A	493,800	379
WuXi AppTec Co. Ltd., Class H	104,800	1,605
		2,161

Industrials — 0.9%
China Railway Group Ltd., Class H	342,000	178
CITIC Ltd.	453,000	690
Contemporary Amperex Technology Co. Ltd., Class A	6,797	402
COSCO SHIPPING Holdings Co. Ltd., Class H	406,950	775
Harbin Electric Co. Ltd., Class H	156,000	421
JD Logistics Inc. [1]	143,800	254
Yutong Bus Co. Ltd., Class A	120,824	627
		3,347

Information Technology — 0.2%
Lenovo Group Ltd.	506,000	609
Zhongji Innolight Co. Ltd., Class A	4,700	403
		1,012

Materials — 1.1%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A [1]	94,600	843
China Hongqiao Group Ltd.	383,000	1,730
China Lumena New Materials Corp. [1,2]	4,900	—
Jiangxi Copper Co. Ltd., Class H	95,000	422
Tianqi Lithium Corp., Class A [1]	38,800	317

The accompanying notes are an integral part of the financial statements.

4	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Materials (continued)
Zijin Mining Group Co. Ltd., Class H	240,000	$1,080
		4,392
		34,028
Colombia — 0.1%
Financials — 0.1%
Grupo Cibest S.A. ADR	4,231	308

Denmark — 1.2%
Health Care — 1.2%
Novo Nordisk A, Class B	134,832	4,934

France — 13.5%
Consumer Discretionary — 3.8%
Kering S.A.	44,526	13,521
LVMH Moet Hennessy Louis Vuitton SE	3,539	1,935
		15,456
Financials — 2.8%
BNP Paribas SA	71,140	6,777
Societe Generale S.A.	62,815	4,587
Worldline S.A. [1]	203,829	61
		11,425
Health Care — 1.3%
Sanofi S.A.	55,657	5,375

Industrials — 4.2%
Alstom S.A. [1]	363,501	10,396
Cie de Saint-Gobain S.A.	81,771	6,770
		17,166
Information Technology — 1.1%
Capgemini SE	37,077	4,375

Materials — 0.3%
ArcelorMittal S.A.	22,145	1,148

		54,945

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	5

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Germany — 7.8%
Communication Services — 1.4%
Deutsche Telekom AG	148,311	$5,535

Financials — 1.0%
Deutsche Bank AG	131,055	3,900

Industrials — 1.2%
Daimler Truck Holding AG	44,053	2,169
Deutsche Lufthansa AG	234,687	1,999
Siemens AG	3,395	827
		4,995
Information Technology — 3.2%
Infineon Technologies AG	138,673	6,291
SAP SE	40,057	6,829
		13,120

Materials — 0.7%
LANXESS AG	130,518	2,886

Utilities — 0.3%
E.ON AG	59,577	1,305

		31,741

India — 4.1%
Consumer Discretionary — 0.6%
Bajaj Auto Ltd.	5,287	494
Eicher Motors Ltd.	7,674	537
Mahindra & Mahindra Ltd.	21,949	689
Maruti Suzuki India Ltd.	2,648	347
TVS Motor Co. Ltd.	14,888	535
		2,602
Consumer Staples — 0.0%
Radico Khaitan Ltd.	5,576	156

Energy — 0.3%
Bharat Petroleum Corp. Ltd.	109,315	328
Indian Oil Corp. Ltd.	102,759	146
Oil & Natural Gas Corp. Ltd.	77,906	235

The accompanying notes are an integral part of the financial statements.

6	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Energy (continued)
Reliance Industries Ltd.	35,335	$508
		1,217
Financials — 1.1%
Bank of India	385,159	564
BSE Ltd.	14,781	425
IIFL Finance Ltd.	48,601	224
Karur Vysya Bank Ltd.	93,525	288
LIC Housing Finance Ltd.	76,815	404
Muthoot Finance Ltd.	18,176	610
REC Ltd.	180,016	586
South Indian Bank Ltd.	1,355,217	495
Union Bank of India Ltd.	367,549	644
		4,240
Health Care — 0.5%
Lupin Ltd.	28,452	704
Narayana Hrudayalaya Ltd.	11,969	205
Natco Pharma Ltd.	34,854	362
Sun Pharmaceutical Industries Ltd.	27,174	509
		1,780
Industrials — 0.2%
Gujarat Pipavav Port Ltd.	155,924	234
Polycab India Ltd.	5,642	413
		647
Information Technology — 0.5%
Infosys Ltd. ADR	49,533	669
Persistent Systems Ltd.	13,044	685
Tech Mahindra Ltd.	42,275	628
		1,982
Materials — 0.9%
APL Apollo Tubes Ltd.	12,561	260
Chambal Fertilisers and Chemicals Ltd.	71,467	324
Hindalco Industries Ltd.	66,503	629
National Aluminium Co. Ltd.	252,483	1,042
Navin Fluorine International Ltd.	4,208	275
Vedanta Ltd.	193,418	1,357
		3,887
		16,511

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	7

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Indonesia — 0.4%
Consumer Staples — 0.0%
Indofood Sukses Makmur Tbk PT	386,000	$144

Energy — 0.1%
Adaro Andalan Indonesia PT	88,900	59
Alamtri Resources Indonesia Tbk PT	1,370,700	210
		269
Industrials — 0.2%
Astra International Tbk PT	1,710,500	631

Materials — 0.1%
Aneka Tambang Tbk PT	2,259,400	473

Utilities — 0.0%
Perusahaan Gas Negara Tbk PT	2,049,700	224

		1,741
Italy — 2.2%
Financials — 1.7%
Generali	38,050	1,531
UniCredit SpA	73,793	5,294
		6,825

Utilities — 0.5%
Enel SpA	206,170	2,254

		9,079
Japan — 7.8%
Communication Services — 0.8%
KDDI Corp.	187,200	3,187

Financials — 1.7%
Sompo Holdings Inc.	119,000	4,632
Sumitomo Mitsui Financial Group Inc.	67,600	2,223
		6,855
Industrials — 2.9%
FANUC Corp.	141,900	4,946

The accompanying notes are an integral part of the financial statements.

8	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Japan — (continued)
Industrials (continued)
SMC Corp.	17,200	$6,765
		11,711
Information Technology — 2.4%
Renesas Electronics Corp.	692,900	9,907

		31,660
Kuwait — 0.1%
Communication Services — 0.1%
Mobile Telecommunications Co. KSCP	109,523	202

Malaysia — 0.3%
Consumer Staples — 0.1%
SD Guthrie BHD	205,100	306

Industrials — 0.1%
Sime Darby BHD	445,100	250
Zetrix Ai BHD	1,495,700	277
		527
Materials — 0.1%
Press Metal Aluminium Holdings BHD	242,300	482

		1,315
Mexico — 0.6%
Energy — 0.1%
Vista Energy SAB de CV ADR [1]	4,240	320

Financials — 0.1%
Gentera SAB de CV	182,000	516

Materials — 0.3%
Grupo Mexico SAB de CV, Class B	100,500	1,075

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	9

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Mexico — (continued)
Real Estate — 0.1%
Fibra Uno Administracion SA de CV [3]	309,100	$505

		2,416
Netherlands — 3.8%
Consumer Staples — 1.2%
Heineken NV	61,008	4,693

Financials — 0.9%
ING Groep NV	135,610	3,520

Health Care — 1.4%
Koninklijke Philips NV	214,733	5,873

Materials — 0.3%
Akzo Nobel NV	20,058	1,153

		15,239
Peru — 0.4%
Financials — 0.4%
Credicorp Ltd.	4,932	1,673

Poland — 0.5%
Consumer Discretionary — 0.2%
LPP S.A.	93	564

Energy — 0.1%
ORLEN SA	13,443	487

Financials — 0.2%
Powszechny Zaklad Ubezpieczen SA	49,590	863

		1,914

The accompanying notes are an integral part of the financial statements.

10	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	104,503	$356

Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR [1,2]	31,284	—

Saudi Arabia — 0.2%
Financials — 0.2%
Banque Saudi Fransi	58,700	313
Riyad Bank	37,653	298
		611
Singapore — 0.7%
Financials — 0.7%
United Overseas Bank Ltd.	102,000	2,920

South Africa — 1.0%
Energy — 0.1%
Exxaro Resources Ltd.	20,619	276

Financials — 0.0%
Old Mutual Ltd.	115,241	94

Materials — 0.9%
Anglogold Ashanti PLC	13,815	1,379
Gold Fields Ltd.	32,480	1,493
Impala Platinum Holdings Ltd.	35,705	508
Sasol Ltd. [1]	37,841	499
		3,879
		4,249
South Korea — 6.4%
Communication Services — 0.2%
KT Corp.	10,422	417
LG Uplus Corp.	35,090	365
		782
Consumer Discretionary — 0.7%
Hankook Tire & Technology Co. Ltd.	6,958	256

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	11

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Consumer Discretionary (continued)
Hyundai Mobis Co. Ltd.	2,558	$660
Kia Corp.	12,259	1,210
Youngone Corp.	5,929	316
		2,442
Consumer Staples — 0.0%
KT&G Corp.	850	91

Energy — 0.1%
HD Hyundai Co. Ltd.	3,586	601

Financials — 1.1%
DB Insurance Co. Ltd.	4,208	472
Hana Financial Group Inc.	17,047	1,243
KIWOOM Securities Co. Ltd.	1,790	507
Samsung Securities Co. Ltd.	7,091	448
Shinhan Financial Group Co. Ltd.	15,972	952
Woori Financial Group Inc.	40,456	887
		4,509
Industrials — 0.6%
GS Holdings Corp.	5,747	248
Hanwha Corp.	9,720	724
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,078	250
Hyosung Heavy Industries Corp.	304	513
LX INTERNATIONAL CORP.	11,015	321
Samsung Engineering Co. Ltd.	9,202	226
		2,282
Information Technology — 3.6%
BH Co. Ltd.	14,851	203
LG Innotek Co. Ltd.	1,503	303
Samsung Electronics Co. Ltd.	69,485	8,127
SK Hynix Inc.	10,420	5,912
		14,545
Materials — 0.0%
Han Kuk Carbon Co. Ltd. [1]	8,075	214

The accompanying notes are an integral part of the financial statements.

12	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Utilities — 0.1%
Korea Electric Power Corp.	21,016	$598

		26,064
Sweden — 1.5%
Consumer Discretionary — 0.5%
Electrolux AB, Class B [1]	354,638	2,251

Information Technology — 1.0%
Hexagon AB, Class B	402,696	3,919

		6,170
Switzerland — 1.6%
Health Care — 1.6%
Roche Holding AG	16,327	6,516

Taiwan — 8.7%
Consumer Discretionary — 0.1%
Pou Chen Corp.	304,000	273

Financials — 0.1%
KGI Financial Holding Co Ltd.	895,000	550

Industrials — 0.5%
Eva Airways Corp.	521,000	561
Evergreen Marine Corp. Taiwan Ltd.	171,000	1,079
Wan Hai Lines Ltd.	40,000	97
		1,737
Information Technology — 8.0%
Accton Technology Corp.	32,000	1,579
Asia Vital Components Co. Ltd.	17,693	1,169
ASPEED Technology Inc.	3,703	1,277
Chroma ATE Inc.	20,000	960
Delta Electronics Inc.	37,000	1,668
Elite Material Co. Ltd.	12,000	1,024
Global Unichip Corp.	5,000	354
Gold Circuit Electronics Ltd.	57,000	1,607

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	13

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Hon Hai Precision Industry Co. Ltd.	280,292	$1,714
King Slide Works Co. Ltd.	2,000	207
King Yuan Electronics Co. Ltd.	61,000	522
MPI Corp.	4,000	471
Nanya Technology Corp. [1]	53,000	353
Taiwan Semiconductor Manufacturing Co. Ltd.	252,000	14,574
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,706	2,942
Taiwan Surface Mounting Technology Co. Ltd.	68,000	201
Wistron Corp.	206,000	819
Wiwynn Corp.	7,000	753
WT Microelectronics Co. Ltd.	78,000	541
		32,735
		35,295
Thailand — 0.2%
Consumer Discretionary — 0.1%
Com7, Class F	414,600	278

Energy — 0.1%
PTT Exploration & Production PCL	96,600	465

Financials — 0.0%
Kiatnakin Phatra Bank PCL	111,300	258

		1,001
Turkey — 0.8%
Consumer Staples — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	876,768	332
Migros Ticaret AS	31,825	433
Ulker Biskuvi Sanayi AS	146,173	388
		1,153
Industrials — 0.3%
AG Anadolu Grubu Holding AS	296,403	184
Enka Insaat ve Sanayi AS	244,373	516
Turk Hava Yollari AO	106,460	707
		1,407

The accompanying notes are an integral part of the financial statements.

14	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Turkey — (continued)
Real Estate — 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS [3]	1,859,529	$803

		3,363
United Arab Emirates — 0.3%
Communication Services — 0.1%
Emirates Telecommunications Group Co. PJSC	43,554	225

Real Estate — 0.2%
Emaar Properties PJSC	312,738	1,023

		1,248
United Kingdom — 18.7%
Consumer Discretionary — 1.0%
Berkeley Group Holdings PLC	43,149	1,977
WH Smith PLC	261,758	2,012
		3,989
Consumer Staples — 3.5%
British American Tobacco PLC	41,817	2,428
Diageo PLC	271,071	5,041
Reckitt Benckiser Group PLC	98,608	6,630
		14,099
Energy — 0.9%
BP PLC	442,505	3,463

Financials — 4.2%
Barclays PLC	1,456,624	7,623
NatWest Group PLC	485,466	3,596
Prudential PLC	240,007	3,337
Standard Chartered PLC	129,121	2,691
		17,247
Health Care — 2.6%
AstraZeneca PLC	39,004	7,627
Smith & Nephew PLC	187,097	2,964
		10,591
Industrials — 4.5%
Melrose Industries PLC	349,622	2,369

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	15

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials (continued)
RELX PLC (EUR)	210,433	$7,008
Rolls-Royce Holdings PLC	400,333	6,082
Smiths Group PLC	71,046	2,168
Wizz Air Holdings PLC [1]	69,771	795
		18,422
Real Estate — 0.7%
Segro PLC [3]	330,319	2,832

Utilities — 1.3%
National Grid PLC	254,100	4,289
SSE PLC	24,929	862
		5,151
		75,794
United States — 2.3%
Consumer Discretionary — 1.4%
Carnival Corp.	216,029	5,591

Materials — 0.9%
Smurfit WestRock PLC	91,858	3,660

		9,251
Total Common Stock
(Cost $328,239) — 97.3%		395,277

	Number of Rights
RIGHTS
France — 0.0%
Worldline S.A.[1]	203,829	77

Total Rights
(Cost $1,184) — 0.0%		77

The accompanying notes are an integral part of the financial statements.

16	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
PREFERENCE STOCK
Brazil — 0.0%
Consumer Discretionary — 0.0%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes [1]	12,796	$62

Total Preference Stock
(Cost $35) — 0.0%		62

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.58% *	5,711,592	5,712

Total Short-Term Investment
(Cost $5,712) — 1.4%		5,712

Total Investments — 98.7%
(Cost $335,170)		401,128

Other Assets in Excess of Liabilities — 1.3%		5,280

Net Assets — 100.0%		$406,408

*	The rate reported is the 7-day effective yield as of March 31, 2026.

1	Non-income producing security.

2	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

3	Real Estate Investment Trust.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company
QPSC	Qatari Public Shareholding Company

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	17

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments in Securities	(000)	(000)	(000)†		(000)
Common Stock
Belgium	$—	$5,842	$—		$5,842
Brazil	4,732	—	—		4,732
Canada	3,756	—	—		3,756
Chile	403	—	—		403
China	4,736	29,292	—	^	34,028
Colombia	308	—	—		308
Denmark	—	4,934	—		4,934
France	—	54,945	—		54,945
Germany	—	31,741	—		31,741
India	1,049	15,462	—		16,511
Indonesia	—	1,741	—		1,741
Italy	—	9,079	—		9,079
Japan	—	31,660	—		31,660
Kuwait	202	—	—		202
Malaysia	306	1,009	—		1,315
Mexico	2,416	—	—		2,416
Netherlands	—	15,239	—		15,239
Peru	1,673	—	—		1,673
Poland	—	1,914	—		1,914
Qatar	—	356	—		356
Russia	—	—	—	^	—
Saudi Arabia	—	611	—		611
Singapore	—	2,920	—		2,920
South Africa	94	4,155	—		4,249
South Korea	—	26,064	—		26,064
Sweden	—	6,170	—		6,170
Switzerland	—	6,516	—		6,516
Taiwan	2,942	32,353	—		35,295
Thailand	—	1,001	—		1,001
Turkey	—	3,363	—		3,363
United Arab Emirates	—	1,248	—		1,248
United Kingdom	—	75,794	—		75,794
United States	9,251	—	—		9,251
Total Common Stock	31,868	363,409	—		395,277

The accompanying notes are an integral part of the financial statements.

18	Causeway International Opportunities Fund

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)†	(000)
Rights
France	$—	$77	$—	$77
Total Rights	—	77	—	77
Preference Stock
Brazil	—	62	—	62
Total Preference Stock	—	62	—	62
Short-Term Investment	5,712	—	—	5,712
Total Investments in Securities	$37,580	$363,548	$—	$401,128

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	19

STATEMENT OF ASSETS AND LIABILITIES (000)*
(Unaudited)

CAUSEWAY
INTERNATIONAL
OPPORTUNITIES
FUND
3/31/26
ASSETS:
Investments at Value (Cost $335,170)	$401,128
Foreign Currency (Cost $419)	420
Receivable for Fund Shares Sold	3,654
Receivable for Investment Securities Sold	2,525
Receivable for Dividends	1,043
Receivable for Tax Reclaims	842
Unrealized Appreciation on Spot Foreign Currency Contracts	3
Prepaid Expenses	29
Total Assets	409,644
LIABILITIES:
Payable for Investment Securities Purchased	2,726
Payable Due to Adviser	277
Accrued Foreign Capital Gains Tax on Appreciated Securities	69
Payable for Fund Shares Redeemed	13
Payable for Shareholder Service Fees - Investor Class	7
Payable Due to Administrator	6
Payable to Custodian	3
Payable for Trustees' Fees	2
Other Accrued Expenses	133
Total Liabilities	3,236
Net Assets	$406,408
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$321,939
Total Distributable Earnings(Accumulated Losses)	84,469
Net Assets	$406,408
Net Asset Value Per Share (based on net assets of $371,931,755 ÷ 19,484,473 shares) - Institutional Class	$19.09
Net Asset Value Per Share (based on net assets of $34,476,118 ÷ 1,824,874 shares) - Investor Class	$18.89

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

20	Causeway International Opportunities Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY
INTERNATIONAL
OPPORTUNITIES
FUND
10/01/25 to
3/31/26
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $332)	$3,639
Total Investment Income	3,639
EXPENSES:
Investment Advisory Fees	1,627
Shareholder Service Fees — Investor Class	43
Administration Fees	37
Custodian Fees	71
Transfer Agent Fees	28
Registration Fees	21
Printing Fees	13
Professional Fees	6
Trustees' Fees	5
Other Fees	30
Total Expenses	1,881
Waiver of Investment Advisory Fees	(4)
Total Waiver	(4)
Net Expenses	1,877
Net Investment Income	1,762

Net Realized Gain (Loss) on:
Investments	26,684
Foreign Currency Transactions	(89)
Net Realized Gain (Loss)	26,595

Net Unrealized Appreciation (Depreciation) on:
Investments	(11,050)
Accrued Foreign Capital Gains Tax on Appreciated Securities	114
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(26)
Net Unrealized Appreciation (Depreciation)	(10,962)
Net Realized and Unrealized Gain	15,633
Net Increase in Net Assets Resulting from Operations	$17,395

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	21

STATEMENT OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
	10/01/25 to 3/31/26 (Unaudited)	10/01/24 to 9/30/25
OPERATIONS:
Net Investment Income	$1,762	$6,166
Net Realized Gain	26,595	27,203
Net Change in Unrealized Appreciation (Depreciation)	(10,962)	26,642

Net Increase in Net Assets Resulting From Operations	17,395	60,011
DISTRIBUTIONS:
Institutional Class	(30,450)	(22,256)
Investor Class	(2,800)	(2,056)
Total Distributions to Shareholders	(33,250)	(24,312)

Net Increase in Net Assets Derived from Capital Share Transactions(1)	41,822	53,010
Total Increase in Net Assets	25,967	88,709
NET ASSETS:
Beginning of Period	380,441	291,732
End of Period	$406,408	$380,441

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	Causeway International Opportunities Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2026 (Unaudited) and the Fiscal Years Ended September 30, For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Opportunities Fund
Institutional
2026(1)	19.86	0.09	0.86	0.95	(0.30)	(1.42)	(1.72)
2025	18.32	0.35	2.75	3.10	(0.55)	(1.01)	(1.56)
2024	14.83	0.41	3.51	3.92	(0.40)	(0.03)	(0.43)
2023	11.22	0.36	3.61	3.97	(0.36)	—	(0.36)
2022	15.24	0.32	(4.10)	(3.78)	(0.24)	—	(0.24)
2021	11.74	0.25	3.45	3.70	(0.20)	—	(0.20)
Investor
2026(1)	19.65	0.06	0.86	0.92	(0.26)	(1.42)	(1.68)
2025	18.15	0.29	2.72	3.01	(0.50)	(1.01)	(1.51)
2024	14.70	0.36	3.48	3.84	(0.36)	(0.03)	(0.39)
2023	11.12	0.32	3.58	3.90	(0.32)	—	(0.32)
2022	15.11	0.30	(4.08)	(3.78)	(0.21)	—	(0.21)
2021	11.64	0.21	3.43	3.64	(0.17)	—	(0.17)

†	Per share amounts calculated using average shares method.

(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

24	Causeway International Opportunities Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)
19.09	4.72	371,932	0.90	0.90	0.89	33
19.86	19.33	349,793	0.92	0.92	1.99	67
18.32	26.99	267,303	0.95	0.99	2.49	69
14.83	35.86	201,687	0.95	1.02	2.52	60
11.22	(25.18)	151,612	0.95	0.97	2.30	60
15.24	31.61	264,723	0.95	0.99	1.67	45

18.89	4.60	34,476	1.15	1.15	0.65	33
19.65	18.98	30,648	1.18	1.18	1.68	67
18.15	26.66	24,429	1.20	1.24	2.21	69
14.70	35.53	19,381	1.20	1.27	2.27	60
11.12	(25.37)	14,745	1.20	1.22	2.14	60
15.11	31.36	18,778	1.20	1.24	1.43	45

The accompanying notes are an integral part of the financial statements.

Causeway International Opportunities Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Causeway International Opportunities Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on December 31, 2009. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2026, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

26	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line”(designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six motnhs ended March 31, 2026, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Causeway International Opportunities Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six motnhs ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)  the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)  purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

28	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

Other – Brokerage commission recapture payments are credited to realized capital gains and are included in net realized gains from security transactions on the Statement of Operations. For the six months ended March 31, 2026, the Fund did not receive commission recapture payments.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2027, to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2026, the Adviser waived $3,675 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2026, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

Causeway International Opportunities Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of March 31, 2026, approximately $4,403 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2026, for the Fund were as follows (000):

Purchases	Sales
$135,813	$131,227

5. Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

30	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2025	$10,294	$14,018	$24,312
2024	6,218	441	6,659

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$7,507
Undistributed Long-Term Capital Gains	21,526
Unrealized Appreciation	71,291
Total Distributable Earnings	$100,324

At March 31, 2026, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

			Net
Federal Tax	Appreciated	Depreciated	Unrealized
Cost	Securities	Securities	Appreciation
$335,170	$85,525	$(19,567)	$65,958

Causeway International Opportunities Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Six Months Ended March 31, 2026 (Unaudited)		Fiscal Year Ended September 30, 2025
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,164	$23,553	3,431	$59,494
Shares Issued in Reinvestment of Dividends and Distributions	1,417	27,372	1,273	19,694
Shares Redeemed	(713)	(14,297)	(1,674)	(29,711)
Increase in Shares Outstanding Derived from Institutional Class Transactions	1,868	36,628	3,030	49,477
Investor Class
Shares Sold	220	4,440	326	5,684
Shares Issued in Reinvestment of Dividends and Distributions	146	2,788	134	2,055
Shares Redeemed	(101)	(2,034)	(246)	(4,206)
Increase in Shares Outstanding Derived from Investor Class Transactions	265	5,194	214	3,533
Net Increase in Shares Outstanding from Capital Share Transactions	2,133	$41,822	3,244	$53,010

8. Significant Shareholder Concentration

As of March 31, 2026, three of the Fund's shareholders of record owned 65% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

32	Causeway International Opportunities Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10. Recent Accounting Pronouncements

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Opportunities Fund	33

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

34	Causeway International Opportunities Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund's investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-007-1600

Causeway

Causeway International Opportunities Fund

> SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
> MARCH 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 3, 2026